ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Disclosure of detailed information about accounts receivables [Table Text Block]
	As at
	December 31,	December 31,	May 31,
	2021	2020	2020
Royalty, derivative royalty, and stream receivables	$1,175,602	$1,547,895	$-
GST and other recoverable taxes	125,571	229,075	138,739
Other receivables	-	36,605	39,180
Total accounts receivable	$1,301,173	$1,813,575	$177,919